INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2021	2022
	RMB	RMB
Intangible assets with indefinite lives:
Domain name	2,024	2,024
Insurance brokerage license, trademark and others	42,617	44,399
Intangible assets with finite lives:
Patents and trademark	128,332	131,480
Less: accumulated amortization	37,391	54,603
Intangible assets, net	135,582	123,300